OTHER OPERATING INCOME, NET	12 Months Ended
Dec. 31, 2024
OTHER OPERATING INCOME, NET
OTHER OPERATING INCOME, NET

19.OTHER OPERATING INCOME, NET

The following table presents the Group’s other operating income, net for the years ended December 31, 2022, 2023 and 2024.

	For the Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB

Project-based payment	—	—	203,319
Government grants	10,825	14,280	71,174
Gain from disposing of subsidiary	—	6,129	—
Gain from transferring patents	—	6,111	—
Others	(8)	—	1,600
Total	10,817	26,520	276,093

In October 2024, the Group received a one-off project-based payment of US$28,754 (equivalent to RMB203,319) from a leading global OEM headquartered in the United States (“the OEM customer”). This payment was intended to compensate the Group for the investments in research and development, as well as the actual costs of work-in-progress and raw materials incurred in connection with a contract with the OEM customer entered in March 2023. This contract, originally set to remain effective through December 2025, was terminated by the OEM customer due to the suspension of the relevant project by it.

Government grants mainly consist of the value-added tax benefits, operating subsidies and production line construction subsidies received from PRC local governments.